Subsequent Events (Details) - Subsequent event - USD ($)	Aug. 10, 2022	Mar. 31, 2022
Subsequent Event [Line Items]
Deferred underwriting commissions	$ 12,075,000
Antara Capital | DHP SPAC II Sponsor LLC
Subsequent Event [Line Items]
Percentage of interest acquired		50.00%